Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On(5):
Fiscal Year	Summary Compensation Table Total for CEO(1)	Compensation Actually Paid to CEO(2)	Average Summary Compensation Table Total for Non-CEO NEOs(3)	Average Compensation Actually Paid to Non-CEO NEOs(4)	Total Shareholder Return	Peer Group Total Shareholder Return(6)	Net Loss(7) ($ thousands)	Adjusted EBITDA(8) ($ thousands)
2024	3,823,597	3,687,377	1,528,485	1,474,435	34.51	96.28	(99,805)	(7,491)
2023	1,998,407	358,008	987,049	313,369	37.41	87.47	(459,650)	(36,505)
2022	6,098,503	(4,939,212)	2,972,559	(1,405,292)	60.54	92.55	(123,124)	(42,375)
2021	2,592,000	17,507,616	1,656,901	6,936,121	149.23	118.90	(50,652)	(26,939)

Named Executive Officers, Footnote	(1)The dollar amounts reported are the amounts of total compensation reported for Mr. Singh for each corresponding year in the “Total” column of the Summary Compensation Table.
Peer Group Issuers, Footnote
(6)Represents the weighted peer group total shareholder return, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the Nasdaq Health Care Index.

PEO Total Compensation Amount	$ 3,823,597	$ 1,998,407	$ 6,098,503	$ 2,592,000
PEO Actually Paid Compensation Amount	$ 3,687,377	358,008	(4,939,212)	17,507,616
Adjustment To PEO Compensation, Footnote

	CEO	Non-CEO NEO Average
	2024	2024
Summary Compensation Table Total	$3,823,597	$1,528,485
Less: Value of Equity Awards Reported in Summary Compensation Table	(3,320,097)	(1,138,319)
Year-end Fair Value of Equity Awards Granted in the Fiscal Year	3,149,615	1,079,867
Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	(158,950)	(57,014)
Change in Fair Value of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	193,212	61,416
Fair Value at the End of the Prior Fiscal Year of Equity Awards that Failed to Meet Vesting Conditions in the Fiscal Year	-	-
Compensation Actually Paid	$3,687,377	$1,474,435

The assumptions used in calculating the fair value of the fiscal 2024 equity awards did not differ in any material respect from the assumptions used to calculate the grant date fair value of the awards as reported in the Summary Compensation Table, except that the fair value calculations of the (i) options granted on or between June 25, 2019 and June 29, 2022 used an estimated term between 1.35 and 8.29 years in fiscal 2024, as compared to an estimated term between 5.53 and 6.08 years to calculate the grant date fair value of such options, and (ii) fiscal 2024 PSUs assumed a payout of 126% as compared to the grant date fair value calculations which assumed a payout at target.

Non-PEO NEO Average Total Compensation Amount	$ 1,528,485	987,049	2,972,559	1,656,901
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,474,435	313,369	(1,405,292)	6,936,121
Adjustment to Non-PEO NEO Compensation Footnote

	CEO	Non-CEO NEO Average
	2024	2024
Summary Compensation Table Total	$3,823,597	$1,528,485
Less: Value of Equity Awards Reported in Summary Compensation Table	(3,320,097)	(1,138,319)
Year-end Fair Value of Equity Awards Granted in the Fiscal Year	3,149,615	1,079,867
Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	(158,950)	(57,014)
Change in Fair Value of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	193,212	61,416
Fair Value at the End of the Prior Fiscal Year of Equity Awards that Failed to Meet Vesting Conditions in the Fiscal Year	-	-
Compensation Actually Paid	$3,687,377	$1,474,435

The assumptions used in calculating the fair value of the fiscal 2024 equity awards did not differ in any material respect from the assumptions used to calculate the grant date fair value of the awards as reported in the Summary Compensation Table, except that the fair value calculations of the (i) options granted on or between June 25, 2019 and June 29, 2022 used an estimated term between 1.35 and 8.29 years in fiscal 2024, as compared to an estimated term between 5.53 and 6.08 years to calculate the grant date fair value of such options, and (ii) fiscal 2024 PSUs assumed a payout of 126% as compared to the grant date fair value calculations which assumed a payout at target.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table	•Revenue •Adjusted EBITDA •Gross Dollar Retention •Annual Recurring Revenue •Net Promoter Score
Total Shareholder Return Amount	$ 34.51	37.41	60.54	149.23
Peer Group Total Shareholder Return Amount	96.28	87.47	92.55	118.90
Net Income (Loss)	$ (99,805,000)	$ (459,650,000)	$ (123,124,000)	$ (50,652,000)
Company Selected Measure Amount	(7,491,000)	(36,505,000)	(42,375,000)	(26,939,000)
PEO Name	Mr. Singh
Additional 402(v) Disclosure	The dollar amounts reported represent the amount of compensation actually paid to Mr. Singh, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Singh during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the table titled “Pay Versus Performance Calculation Detail” displays the adjustments made to Mr. Singh’s total compensation each year to determine the compensation actually paid.The dollar amounts reported are the average of the amounts of total compensation reported for the Company’s non-CEO NEOs for each corresponding year in the “Total” column of the Summary Compensation Table.The dollar amounts reported represent the average amount of compensation actually paid to the Company’s non-CEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the non-CEO NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the table titled “Pay Versus Performance Calculation Detail” displays the adjustments made to the non-CEO NEOs total compensation each year to determine the compensation actually paid.Based on an initial fixed investment of $100 on July 2, 2020, the date on which our common stock first began trading on the Nasdaq Global Select Market, until the last day of each reported fiscal year.The dollar amounts reported represent the amount of net loss reflected in the Company’s audited financial statements for the applicable year.
Below are graphs showing the relationship of Compensation Actually Paid (CAP) to our CEO and the average CAP for our non-CEO NEOs in fiscal 2024, 2023, 2022, and 2021 to the total shareholder return (TSR) of Accolade stock and the Nasdaq Healthcare Index, the Company’s net loss, and the Company’s Adjusted EBITDA.

Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(8)The Company has determined that Adjusted EBITDA, a non-GAAP financial measure, is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to Company performance, as described above in “Compensation Discussion and Analysis.”

Measure:: 3
Pay vs Performance Disclosure
Name	•Gross Dollar Retention
Measure:: 4
Pay vs Performance Disclosure
Name	Annual Recurring Revenue
Measure:: 5
Pay vs Performance Disclosure
Name	Net Promoter Score
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,320,097)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,149,615
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(158,950)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	193,212
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,138,319)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,079,867
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(57,014)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	61,416
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0